17. SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2011
Subsequent Events [Abstract]
17. Subsequent Events	The Company evaluated subsequent events, for the purpose of adjustment or disclosure, up through the date the financial statements were issued.